Shareholder Report, Average Annual Return (Details) LMA5500_ClearBridge Global Infrastructure Income Fund_Class IS_TSR Annual {Class IS}	12 Months Ended	60 Months Ended	114 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
Class IS
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class IS
Average Annual Return, Percent	9.89%	8.99%	8.19%
MSCI All Country World Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Average Annual Return, Percent	17.27%	13.54%	11.97%
FTSE Global Core Infrastructure 50/50 Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Global Core Infrastructure 50/50 Index-NR
Average Annual Return, Percent	6.94%	8.53%	7.16%
S&P Global Infrastructure Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global Infrastructure Index
Average Annual Return, Percent	15.80%	12.62%	7.76%